Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2014
Mortgage Banking Activities [Abstract]
Changes In Mortgage Servicing Rights Carried at Fair Value
The changes in MSRs measured using the fair value method were:

	Year ended December 31,
(in millions)	2014	2013	2012
Fair value, beginning of year	$15,580	11,538	12,603
Servicing from securitizations or asset transfers (1)	1,196	3,469	5,182
Sales	(7)	(583)	(293)
Net additions	1,189	2,886	4,889
Changes in fair value:
Due to changes in valuation model inputs or assumptions:
Mortgage interest rates (2)	(2,150)	4,362	(2,092)
Servicing and foreclosure costs (3)	(20)	(228)	(677)
Discount rates (4)	(55)	—	(397)
Prepayment estimates and other (5)	103	(736)	273
Net changes in valuation model inputs or assumptions	(2,122)	3,398	(2,893)
Other changes in fair value (6)	(1,909)	(2,242)	(3,061)
Total changes in fair value	(4,031)	1,156	(5,954)
Fair value, end of year	$12,738	15,580	11,538

(1)	The year ended December 31, 2012, includes $315 million residential MSRs transferred from amortized MSRs that we elected to carry at fair value effective January 1, 2012.

(2)	Includes prepayment speed changes as well as other valuation changes due to changes in mortgage interest rates (such as changes in estimated interest earned on custodial deposit balances).

(3)	Includes costs to service and unreimbursed foreclosure costs.

(4)	Reflects discount rate assumption change, excluding portion attributable to changes in mortgage interest rates.

(5)
Represents changes driven by other valuation model inputs or assumptions including prepayment speed estimation changes and other assumption updates. Prepayment speed estimation changes are influenced by observed changes in borrower behavior that occur independent of interest rate changes.

(6)	Represents changes due to collection/realization of expected cash flows over time.

Changes In Amortized Mortgage Servicing Rights
The changes in amortized MSRs were:

	Year ended December 31,
(in millions)	2014	2013	2012
Balance, beginning of year	$1,229	1,160	1,445
Purchases	157	176	177
Servicing from securitizations or asset transfers (1)	110	147	(229)
Amortization	(254)	(254)	(233)
Balance, end of year	1,242	1,229	1,160
Valuation allowance:
Balance, beginning of year	—	—	(37)
Reversal of provision (provision) for MSRs in excess of fair value	—	—	37
Balance, end of year (2)	—	—	—
Amortized MSRs, net	$1,242	1,229	1,160
Fair value of amortized MSRs (3):
Beginning of year	$1,575	1,400	1,756
End of year	1,637	1,575	1,400

(1)
The year ended December 31, 2012, is net of $350 million ($313 million after valuation allowance) of residential MSRs that we elected to carry at fair value effective January 1, 2012. A cumulative adjustment of $2 million to fair value was recorded in retained earnings at January 1, 2012.

(2)
Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. For the year ended December 31, 2012, a valuation allowance of $37 million for residential MSRs was reversed upon election to carry at fair value.

(3)	Represent commercial amortized MSRs.

Components of Managed Servicing Portfolio
We present the components of our managed servicing portfolio in the following table at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

	Dec 31,	Dec 31,
(in billions)	2014	2013
Residential mortgage servicing:
Serviced for others	$1,405	1,485
Owned loans serviced	342	338
Subserviced for others	5	6
Total residential servicing	1,752	1,829
Commercial mortgage servicing:
Serviced for others	456	419
Owned loans serviced	112	107
Subserviced for others	7	7
Total commercial servicing	575	533
Total managed servicing portfolio	$2,327	2,362
Total serviced for others	$1,861	1,904
Ratio of MSRs to related loans serviced for others	0.75%	0.88

Components of Mortgage Banking Noninterest Income
The components of mortgage banking noninterest income were:

	Year ended December 31,
(in millions)	2014	2013	2012
Servicing income, net:
Servicing fees
Contractually specified servicing fees	$4,285	4,442	4,626
Late charges	203	216	257
Ancillary fees	319	343	342
Unreimbursed direct servicing costs (1)	(694)	(1,074)	(1,234)
Net servicing fees	4,113	3,927	3,991
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(2,122)	3,398	(2,893)
Other changes in fair value (3)	(1,909)	(2,242)	(3,061)
Total changes in fair value of MSRs carried at fair value	(4,031)	1,156	(5,954)
Amortization	(254)	(254)	(233)
Net derivative gains (losses) from economic hedges (4)	3,509	(2,909)	3,574
Total servicing income, net	3,337	1,920	1,378
Net gains on mortgage loan origination/sales activities	3,044	6,854	10,260
Total mortgage banking noninterest income	$6,381	8,774	11,638
Market-related valuation changes to MSRs, net of hedge results (2) + (4)	$1,387	489	681

(1)	Primarily associated with foreclosure expenses and unreimbursed interest advances to investors.

(2)	Refer to the changes in fair value of MSRs table in this Note for more detail.

(3)	Represents changes due to collection/realization of expected cash flows over time.

(4)	Represents results from economic hedges used to hedge the risk of changes in fair value of MSRs. See Note 16 (Derivatives Not Designated as Hedging Instruments) for additional discussion and detail.

Liability for Mortgage Loan Repurchase Losses
The table below summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated balance sheet and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities in "Mortgage banking" in our consolidated income statement. Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment. We maintain regular contact with the GSEs, the Federal Housing Finance Agency (FHFA), and other significant investors to monitor their repurchase demand practices and issues as part of our process to update our repurchase liability estimate as new information becomes available. The Company reached settlements with both FHLMC and FNMA in 2013, that resolved substantially all repurchase liabilities associated with loans sold to FHLMC prior to January 1, 2009 and loans sold to FNMA that were originated prior to January 1, 2009.
Because of the uncertainty in the various estimates underlying the mortgage repurchase liability, there is a range of losses in excess of the recorded mortgage repurchase liability that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on currently available information, significant judgment, and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of our recorded liability was $973 million at December 31, 2014, and was determined based upon modifying the assumptions (particularly to assume significant changes in investor repurchase demand practices) utilized in our best estimate of probable loss to reflect what we believe to be the high end of reasonably possible adverse assumptions.

	Year ended December 31,
(in millions)	2014	2013	2012
Balance, beginning of year	$899	2,206	1,326
Provision for repurchase losses:
Loan sales	44	143	275
Change in estimate (1)	(184)	285	1,665
Total additions (reductions)	(140)	428	1,940
Losses (2)	(144)	(1,735)	(1,060)
Balance, end of year	$615	899	2,206

(1)	Results from changes in investor demand, mortgage insurer practices, credit and the financial stability of correspondent lenders.

(2)
Year ended December 31, 2013, reflects $746 million and $508 million as a result of the settlements reached with FHLMC and FNMA, respectively, that resolved substantially all repurchase liabilities associated with loans sold to FHLMC prior to January 1, 2009 and loans sold to FNMA that were originated prior to January 1, 2009.